Reverse Stock Split	12 Months Ended
Jun. 30, 2024
Reverse Stock Split [Abstract]
REVERSE STOCK SPLIT
14.	REVERSE STOCK SPLIT

On November 14, 2024, the Company effectuated a reverse stock split of the Company’s issued and outstanding Common Shares, by a ratio of 20-to-1 (the “Reverse Stock Split”). Accordingly, all Common Shares, stock options, warrants, as well as per share information, for all periods presented in the consolidated financial statements and notes thereto have been adjusted retrospectively to reflect this Reverse Stock Split.